OTHER PAYABLES AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
12. OTHER PAYABLES AND ACCRUED EXPENSES

Accrued expenses at June 30, 2011, and December 31, 2010, were as follow:

	2011	2010
Payroll-related	$92,480	$107,817
Warranty	10,801	10,555
Other	776	-
Advance from third party	-	347,290
Total	$104,057	$465,662

12. OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses at December 31, 2010, mainly consisted of payables to outside labor and accrued payroll of $107,817, accrued warranty of $10,555 and non-interest bearing short-term advance from a third party of $347,290.

At December 31, 2009, other payables included unsecured and non-interest bearing short-term advances from third parties.